Eaton Vance

Hexavest International Equity Fund

October 31, 2020

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 85.4%

Security	Shares	Value
Australia — 4.9%
AGL Energy, Ltd.	13,374	$117,217
APA Group	11,643	85,836
ASX, Ltd.	1,222	68,425
BHP Group, Ltd.	3,627	86,945
Commonwealth Bank of Australia	3,986	193,526
Dexus	19,622	118,714
Fortescue Metals Group, Ltd.	19,434	237,746
Goodman Group	22,375	289,603
Newcrest Mining, Ltd.	31,909	661,713
REA Group, Ltd.(1)	1,102	91,645
South32, Ltd.	81,138	115,782
Telstra Corp., Ltd.	64,449	121,370

		$2,188,522

Austria — 0.1%
Raiffeisen Bank International AG	4,050	$58,475

		$58,475

Belgium — 0.8%
Anheuser-Busch InBev S.A./NV	657	$33,984
Etablissements Franz Colruyt NV	520	30,760
Proximus SADP	3,611	70,199
UCB S.A.	2,069	204,358

		$339,301

Canada — 3.6%
Agnico Eagle Mines, Ltd.	2,151	$170,281
B2Gold Corp.(1)	35,140	226,302
Barrick Gold Corp.	24,503	655,105
Franco-Nevada Corp.	408	55,610
Suncor Energy, Inc.	2,041	23,025
Yamana Gold, Inc.	84,641	470,604

		$1,600,927

Denmark — 2.9%
AP Moller – Maersk A/S, Class B	121	$193,919
Carlsberg A/S, Class B	1,020	129,153
Coloplast A/S, Class B	1,837	268,648
Novo Nordisk A/S, Class B	11,136	710,094

		$1,301,814

Finland — 0.6%
Kone Oyj, Class B	3,596	$286,289

		$286,289

Security	Shares	Value
France — 6.9%
Air Liquide S.A.	2,221	$324,795
Airbus SE(2)	326	23,852
Alstom S.A.(2)	1,409	62,953
AXA S.A.	4,270	68,573
BNP Paribas S.A.(2)	5,596	195,159
Cie de Saint-Gobain(2)	6,646	258,885
Danone S.A.	6,007	333,179
Hermes International	184	171,322
Kering S.A.	194	117,237
L’Oreal S.A.	1,417	457,954
LVMH Moet Hennessy Louis Vuitton SE	643	301,405
Peugeot S.A.(2)	5,709	102,558
Sanofi	5,103	460,767
Sodexo S.A.	566	36,358
Vinci S.A.	2,221	175,426

		$3,090,423

Germany — 5.2%
adidas AG(2)	720	$213,916
Allianz SE	1,546	272,335
BASF SE	4,792	262,401
Beiersdorf AG	688	72,040
Deutsche Telekom AG	19,678	299,081
E.ON SE	17,139	178,488
Hochtief AG	773	56,866
Knorr-Bremse AG	795	92,083
RWE AG	6,096	225,599
SAP SE	1,442	153,839
Siemens AG	3,280	384,797
Uniper SE	3,804	113,623

		$2,325,068

Hong Kong — 2.7%
AIA Group, Ltd.	41,125	$391,394
BOC Hong Kong Holdings, Ltd.	19,500	54,161
CLP Holdings, Ltd.	21,500	198,113
Hang Seng Bank, Ltd.	6,900	106,302
HK Electric Investments & HK Electric Investments, Ltd.	61,727	62,840
Hong Kong & China Gas Co., Ltd.	47,250	68,172
Hong Kong Exchanges & Clearing, Ltd.	2,900	138,964
Power Assets Holdings, Ltd.	16,000	82,395
WH Group, Ltd.(3)(4)	140,252	110,466

		$1,212,807

Italy — 2.4%
Enel SpA	38,527	$306,309
Ferrari NV	818	145,925
FinecoBank Banca Fineco SpA(2)	5,211	71,546
Intesa Sanpaolo SpA(2)	170,825	283,587
UniCredit SpA(2)	33,527	251,097

		$1,058,464

Security	Shares	Value
Japan — 20.4%
Ajinomoto Co., Inc.	6,600	$132,599
Astellas Pharma, Inc.	11,900	163,184
Bridgestone Corp.	400	13,038
Calbee, Inc.	600	18,406
Chubu Electric Power Co., Inc.	5,500	61,610
Chugai Pharmaceutical Co., Ltd.	7,400	285,640
Daifuku Co., Ltd.	2,000	206,236
Daikin Industries, Ltd.	1,000	187,133
Daito Trust Construction Co., Ltd.	1,000	90,965
Fast Retailing Co., Ltd.	200	139,508
FUJIFILM Holdings Corp.	2,300	117,283
Fukuoka Financial Group, Inc.	19,100	319,492
Honda Motor Co., Ltd.	1,000	23,653
Hoya Corp.	1,300	146,714
Ito En, Ltd.	1,400	88,666
ITOCHU Corp.	7,900	189,746
Kao Corp.	2,600	185,117
KDDI Corp.	5,400	146,097
Kirin Holdings Co., Ltd.	3,200	57,691
Lion Corp.	800	16,313
McDonald’s Holdings Co. (Japan), Ltd.	1,300	61,648
Medipal Holdings Corp.	1,400	24,956
MEIJI Holdings Co., Ltd.	1,200	86,939
Mitsubishi Corp.	5,500	122,712
Mitsubishi Electric Corp.	13,700	176,441
Mitsubishi UFJ Financial Group, Inc.	75,300	296,825
MonotaRO Co., Ltd.	2,300	127,217
Murata Manufacturing Co., Ltd.	2,900	203,373
Nikon Corp.	8,100	49,364
Nintendo Co., Ltd.	300	162,207
Nissin Foods Holdings Co., Ltd.	1,800	155,861
NTT DOCOMO, Inc.	7,898	294,084
Obayashi Corp.	8,700	72,805
Ono Pharmaceutical Co., Ltd.	5,200	148,331
ORIX Corp.	6,100	71,341
Otsuka Corp.	1,600	73,523
Pola Orbis Holdings, Inc.(1)	5,500	108,455
Rakuten, Inc.	7,100	69,077
Resona Holdings, Inc.	90,600	298,706
Santen Pharmaceutical Co., Ltd.	8,900	158,562
Sekisui House, Ltd.	5,800	96,357
Seven Bank, Ltd.	109,000	250,149
Shimizu Corp.	5,800	40,271
Shin-Etsu Chemical Co., Ltd.	1,200	160,280
SoftBank Corp.	4,800	55,860
Sony Corp.	5,600	466,852
Subaru Corp.	5,800	106,447
Sumitomo Mitsui Financial Group, Inc.	10,900	301,733
Sumitomo Realty & Development Co., Ltd.	1,600	42,815
Sundrug Co., Ltd.	3,300	122,535
Suntory Beverage & Food, Ltd.	2,100	72,424
Suzuken Co., Ltd.	3,900	140,792

Security	Shares	Value
Suzuki Motor Corp.	1,000	$42,948
Taiheiyo Cement Corp.	3,900	91,541
Tokio Marine Holdings, Inc.	2,900	129,615
Tokyo Gas Co., Ltd.	4,200	95,170
Toshiba Corp.	3,600	91,065
Toyo Suisan Kaisha, Ltd.	1,900	94,555
Toyota Industries Corp.	1,000	64,623
Toyota Motor Corp.	9,800	643,340
Toyota Tsusho Corp.	2,300	64,182
Tsuruha Holdings, Inc.	1,000	140,025
Welcia Holdings Co., Ltd.	2,000	78,383
Yakult Honsha Co., Ltd.	1,600	77,429
Yamaha Corp.	1,900	90,070
Yamazaki Baking Co., Ltd.	4,300	70,631
Z Holdings Corp.	21,300	148,526

		$9,130,136

Netherlands — 3.6%
Akzo Nobel NV	1,716	$165,059
ASML Holding NV	639	231,192
Heineken NV	2,133	188,808
ING Groep NV(2)	30,940	211,930
Koninklijke Ahold Delhaize NV	6,931	190,019
Unilever NV(1)	9,247	521,288
Wolters Kluwer NV	1,371	111,005

		$1,619,301

New Zealand — 0.4%
a2 Milk Co., Ltd. (The)(2)	9,012	$87,265
Fisher & Paykel Healthcare Corp., Ltd.	3,430	79,351

		$166,616

Norway — 0.3%
DNB ASA(2)	2,428	$32,790
Telenor ASA	7,219	111,550

		$144,340

Singapore — 1.1%
Ascendas Real Estate Investment Trust	45,000	$94,956
CapitaLand, Ltd.	39,000	73,390
DBS Group Holdings, Ltd.	6,000	89,375
Oversea-Chinese Banking Corp., Ltd.	16,000	98,684
Singapore Telecommunications, Ltd.	45,000	67,010
United Overseas Bank, Ltd.	3,000	41,683

		$465,098

Spain — 2.2%
ACS Actividades de Construccion y Servicios S.A.	3,374	$80,202
CaixaBank S.A.	44,631	81,433
Endesa S.A.	849	22,778
Iberdrola S.A.	36,616	432,346
Industria de Diseno Textil S.A.(1)	7,364	181,812
Red Electrica Corp. S.A.	4,320	76,095
Telefonica S.A.	30,450	99,055

		$973,721

Security	Shares	Value
Sweden — 1.7%
Atlas Copco AB, Class B	7,419	$284,265
Epiroc AB, Class A	3,648	54,470
Essity AB, Class B(1)	3,137	90,795
Skanska AB, Class B	4,513	84,644
Svenska Handelsbanken AB, Class A(2)	14,106	114,296
Telia Co. AB(1)	12,697	48,581
Volvo AB, Class B(2)	3,442	66,903

		$743,954

Switzerland — 10.7%
Barry Callebaut AG	75	$154,848
Credit Suisse Group AG	9,594	90,485
Geberit AG	123	70,008
Nestle S.A.	13,147	1,478,747
Novartis AG	11,913	928,292
Partners Group Holding AG	275	247,584
Roche Holding AG	3,620	1,163,219
Schindler Holding AG	86	22,106
Schindler Holding AG PC	843	215,947
Swisscom AG	312	158,683
UBS Group AG	10,134	117,980
Zurich Insurance Group AG	453	150,462

		$4,798,361

United Kingdom — 13.8%
Anglo American PLC	5,968	$140,028
Antofagasta PLC	6,353	84,712
Associated British Foods PLC	3,415	75,102
AstraZeneca PLC	7,224	725,329
Barratt Developments PLC(2)	16,114	100,722
Berkeley Group Holdings PLC	2,673	140,542
BHP Group PLC	11,340	219,682
BT Group PLC	104,218	136,875
Compass Group PLC	11,621	159,065
DCC PLC	1,177	76,484
Diageo PLC	17,772	574,353
Direct Line Insurance Group PLC	27,886	95,298
Ferguson PLC(2)	1,644	163,283
GlaxoSmithKline PLC	35,714	596,369
Lloyds Banking Group PLC(2)	741,312	269,917
London Stock Exchange Group PLC	1,312	141,431
National Grid PLC	16,380	194,848
Natwest Group PLC(2)	141,582	228,281
Persimmon PLC	4,963	150,262
Reckitt Benckiser Group PLC	5,082	447,666
RELX PLC	8,488	167,960
Royal Dutch Shell PLC, Class A	12,254	154,149
RSA Insurance Group PLC(2)	19,114	104,966
Severn Trent PLC	4,513	142,034
Taylor Wimpey PLC(2)	59,422	81,414

Security	Shares	Value
Tesco PLC	16,786	$44,677
Unilever PLC	7,199	410,262
Vodafone Group PLC	216,302	288,540
WM Morrison Supermarkets PLC	21,092	44,522

		$6,158,773

United States — 1.1%
3M Co.	171	$27,353
Allstate Corp. (The)	142	12,602
Exxon Mobil Corp.	1,397	45,570
Illinois Tool Works, Inc.	35	6,856
Morgan Stanley	547	26,338
Newmont Corp.	5,075	318,913
Snap-on, Inc.	92	14,493
State Street Corp.	198	11,662
Valero Energy Corp.	516	19,923

		$483,710

Total Common Stocks (identified cost $36,837,827)		$38,146,100

Short-Term Investments — 12.7%

Description	Shares/Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.12%(5)	4,676,003	$4,676,003
State Street Navigator Securities Lending Government Money Market Portfolio, 0.09%(6)	986,823	986,823

Total Short-Term Investments (identified cost $5,662,826)		$5,662,826

Total Investments — 98.1% (identified cost $42,500,653)		$43,808,926

Other Assets, Less Liabilities — 1.9%		$868,828

Net Assets — 100.0%		$44,677,754

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)

All or a portion of this security was on loan at October 31, 2020. The aggregate market value of securities on loan at October 31, 2020 was $1,157,329 and the total market value of the collateral received by the Fund was $1,227,493, comprised of cash of $986,823 and U.S. government and/or agencies securities of $240,670.

(2)	Non-income producing security.

(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At October 31, 2020, the aggregate value of these securities is $110,466 or 0.2% of the Fund’s net assets.

(4)

Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At October 31, 2020, the aggregate value of these securities is $110,466 or 0.2% of the Fund’s net assets.

(5)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of October 31, 2020.

(6)	Represents investment of cash collateral received in connection with securities lending.

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Consumer Staples	15.6%	$6,981,917
Health Care	13.9	6,204,606
Financials	13.4	5,988,602
Materials	10.0	4,447,499
Industrials	9.5	4,258,857
Consumer Discretionary	8.4	3,769,463
Utilities	5.5	2,463,473
Communication Services	5.2	2,299,363
Information Technology	1.8	779,210
Real Estate	1.6	710,443
Energy	0.5	242,667
Short-Term Investments	12.7	5,662,826

Total Investments	98.1%	$43,808,926

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
AUD	163,499	USD	114,861	State Street Bank and Trust Company	12/17/20	$90	$—
AUD	248,104	USD	176,624	State Street Bank and Trust Company	12/17/20	—	(2,190)
CAD	235,335	USD	175,708	State Street Bank and Trust Company	12/17/20	970	—
CAD	149,846	USD	112,337	State Street Bank and Trust Company	12/17/20	160	—
CAD	185,179	USD	138,914	State Street Bank and Trust Company	12/17/20	110	—
CAD	150,645	USD	113,116	State Street Bank and Trust Company	12/17/20	—	(18)
CAD	122,619	USD	93,524	State Street Bank and Trust Company	12/17/20	—	(1,467)
DKK	560,265	USD	89,128	State Street Bank and Trust Company	12/17/20	—	(1,381)
EUR	432,133	USD	505,963	State Street Bank and Trust Company	12/17/20	—	(2,147)
EUR	273,075	USD	323,212	State Street Bank and Trust Company	12/17/20	—	(4,838)
EUR	3,036,758	USD	3,589,715	State Street Bank and Trust Company	12/17/20	—	(49,209)
HKD	375,000	USD	48,373	State Street Bank and Trust Company	12/17/20	—	(4)
HKD	1,574,986	USD	203,168	State Street Bank and Trust Company	12/17/20	—	(17)
HKD	11,279,988	USD	1,455,397	State Street Bank and Trust Company	12/17/20	—	(438)
ILS	963,711	USD	284,714	State Street Bank and Trust Company	12/17/20	—	(2,139)
JPY	810,852,475	USD	7,661,079	State Street Bank and Trust Company	12/17/20	88,536	—
JPY	77,499,725	USD	736,088	State Street Bank and Trust Company	12/17/20	4,606	—
SEK	4,852,202	USD	551,433	State Street Bank and Trust Company	12/17/20	—	(5,831)
SGD	91,724	USD	67,136	State Street Bank and Trust Company	12/17/20	16	—
USD	980,431	AUD	1,353,616	State Street Bank and Trust Company	12/17/20	28,748	—
USD	1,855,990	CAD	2,444,905	State Street Bank and Trust Company	12/17/20	20,472	—
USD	169,777	CAD	224,938	State Street Bank and Trust Company	12/17/20	904	—
USD	325,734	CHF	297,786	State Street Bank and Trust Company	12/17/20	524	—
USD	223,303	CHF	204,024	State Street Bank and Trust Company	12/17/20	490	—
USD	460,249	DKK	2,897,979	State Street Bank and Trust Company	12/17/20	6,376	—
USD	1,503,860	EUR	1,278,583	State Street Bank and Trust Company	12/17/20	13,181	—
USD	377,660	EUR	321,372	State Street Bank and Trust Company	12/17/20	2,978	—
USD	1,717,091	GBP	1,316,848	State Street Bank and Trust Company	12/17/20	10,540	—
USD	667,578	GBP	510,951	State Street Bank and Trust Company	12/17/20	5,418	—
USD	86,253	GBP	66,643	State Street Bank and Trust Company	12/17/20	—	(112)
USD	1,324,581	HKD	10,271,996	State Street Bank and Trust Company	12/17/20	—	(361)
USD	224,610	JPY	23,473,866	State Street Bank and Trust Company	12/17/20	262	—
USD	403,686	JPY	42,627,585	State Street Bank and Trust Company	12/17/20	—	(3,722)
USD	744,329	JPY	78,509,451	State Street Bank and Trust Company	12/17/20	—	(6,015)
USD	451,598	SGD	618,192	State Street Bank and Trust Company	12/17/20	—	(985)
USD	349,292	CNY	2,383,216	State Street Bank and Trust Company	12/22/20	—	(5,190)

						$184,381	$(86,064)

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Equity Futures
Euro Stoxx 50 Index	16	Long	12/18/20	$551,392	$(50,981)
MSCI Emerging Markets Index	20	Long	12/18/20	1,101,900	(11,175)
Nikkei 225 Index	6	Long	12/10/20	663,212	2,839

					$(59,317)

Abbreviations:

PC	-	Participation Certificate

Currency Abbreviations:

AUD	-	Australian Dollar

CAD	-	Canadian Dollar

CHF	-	Swiss Franc

CNY	-	Yuan Renminbi

DKK	-	Danish Krone

EUR	-	Euro

GBP	-	British Pound Sterling

HKD	-	Hong Kong Dollar

ILS	-	Israeli Shekel

JPY	-	Japanese Yen

SEK	-	Swedish Krona

SGD	-	Singapore Dollar

USD	-	United States Dollar

In the normal course of pursuing its investment objective, the Fund is subject to the following risks:

Equity Price Risk: The Fund enters into equity index futures contracts to enhance return.

Foreign Exchange Risk: The Fund enters into forward foreign currency exchange contracts to enhance return.

At October 31, 2020, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

At October 31, 2020, the value of the Fund’s investment in affiliated funds was $4,676,003, which represents 10.5% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended October 31, 2020 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	$3,932,601	$4,758,532	$(4,015,509)	$(135)	$514	$4,676,003	$1,665	4,676,003

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2020, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks
Asia/Pacific	$—	$13,163,179	$—	$13,163,179
Developed Europe	—	22,898,284	—	22,898,284
North America	2,084,637	—	—	2,084,637
Total Common Stocks	$2,084,637	$36,061,463 *	$—	$38,146,100
Short-Term Investments	$986,823	$4,676,003	$—	$5,662,826
Total Investments	$3,071,460	$40,737,466	$—	$43,808,926
Forward Foreign Currency Exchange Contracts	$—	$184,381	$—	$184,381
Futures Contracts	2,839	—	—	2,839
Total	$3,074,299	$40,921,847	$—	$43,996,146

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(86,064)	$—	$(86,064)
Futures Contracts	(11,175)	(50,981)	—	(62,156)
Total	$(11,175)	$(137,045)	$—	$(148,220)

*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.